Deferred income tax - Unrecognised tax losses which can be carried forward against future taxable income (Details) - CNY (¥)	Dec. 31, 2019	Dec. 31, 2018
Deferred income tax
Unrecognised tax losses	¥ 13,850,000	¥ 1,204,000
Deferred income tax liabilities that have not been recognised for the withholding tax that would be payable on the unremitted earnings of certain subsidiaries	19,160,000	23,607,000
Within 5 years
Deferred income tax
Unrecognised tax losses	¥ 13,850,000	¥ 1,204,000